Segmented information	12 Months Ended
Dec. 31, 2011
Segmented information [Abstract]
Segmented information

31    Segmented information

Operating segment

The Company operates in only one operating segment: rail transportation. Operating results by geographic areas, railway corridors or other lower level components or units of operation are not reviewed by the Company’s chief operating decision maker to make decisions about the allocation of resources to, or the assessment of performance of, such geographic areas, corridors, components or units of operation.

In 2011, 2010 and 2009, no one customer comprised more than 10% of total revenues and accounts receivable.

Geographic information

(in millions of Canadian dollars)	Canada	United States	Total

2011
Revenues	$3,766	$1,411	$5,177
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,854	$4,309	$13,163

2010
Revenues	$3,635	$1,346	$4,981
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,458	$4,013	$12,471

2009
Revenues	$3,166	$1,236	$4,402
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,364	$4,134	$12,498